Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017
Income Tax Disclosure [Abstract]
Document Fiscal Year Focus	2018
Accrued expenses	$ 3,847	$ 4,491
Deferred Tax Assets, Deferred Income	9,482	36,305
Allowance for credit losses and related reserves	25,058	39,243
Deferred Tax Assets, Goodwill and Intangible Assets	15,741	55,253
Deferred and stock-based compensation	4,526	17,919
Net operating loss carry-forward	69,567	28,049
Federal tax benefits related to state unrecognized tax benefits	15,738	36,265
Deferred Tax Assets, Valuation Allowance	(49,215)	(22,844)
Total deferred tax assets	94,744	194,681
Prepaid expenses and other	(8,986)	(12,104)
Property and equipment	(7,944)	(10,024)
Intangibles	(61,226)	(95,385)
Total deferred tax liabilities	78,156	117,513
Net deferred tax assets	16,588	77,168
Deferred income tax assets	29,455	77,168
Deferred Tax Liabilities, Net	$ (12,867)	$ 0